Expense Example {- Gold Portfolio} - 02.28 Select Portfolios: Fidelity Advisor Gold Fund - AMCIZ PRO-14 - Gold Portfolio	Apr. 29, 2021 USD ($)
Fidelity Advisor Gold Fund: Class A
Expense Example:
1 year	$ 679
3 years	899
5 years	1,136
10 years	1,816
Fidelity Advisor Gold Fund: Class M
Expense Example:
1 year	485
3 years	769
5 years	1,074
10 years	1,939
Fidelity Advisor Gold Fund: Class C
Expense Example:
1 year	281
3 years	560
5 years	964
10 years	2,095
Fidelity Advisor Gold Fund: Class I
Expense Example:
1 year	79
3 years	246
5 years	428
10 years	954
Fidelity Advisor Gold Fund: Class Z
Expense Example:
1 year	65
3 years	205
5 years	357
10 years	$ 798